SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.70%	50.70%	51.00%
Risk-free interest rate	1.86%	1.17%	1.49%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)	4 years 9 months 18 days	4 years 8 months 12 days	4 years 8 months 12 days